Note 9 - Lease Obligations (Tables)	12 Months Ended
Nov. 30, 2013
Leases, Capital [Abstract]
Schedule of Future Minimum Lease Payments [Table Text Block]
Year ending November 30,	Capital Lease	Operating Lease
	$	$

2014	46,079	84,356
	46,079	84,356
Less: amounts representing interest at 14%	2,815	-
	43,264	84,356
Less: current portion	43,264	84,356
Balance, long-term portion	-	-